Trade and other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade creditors	R 3,670	R 4,325	R 3,208
Accruals and other creditors	5,192	4,166	3,196
Other	1,581	32	1,336
Financial liabilities	10,443	8,523	7,740
Payroll creditors	2,485	2,492	1,898
Leave pay accrual	2,045	2,016	1,692
VAT payable	189	176	136
Total trade and other payables	R 15,162	R 13,207	R 11,466